UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/2009

Item 1.  Reports to Stockholders.

FREE ENTERPRISE ACTION FUND

SEMI-ANNUAL REPORT

JUNE 30, 2009

1-800-766-3960

www.freeenterpriseactionfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Free Enterprise Action Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2009
Shares		Market Value

	COMMON STOCK - 111.93%
	AEROSPACE / DEFENSE - 3.44%
727	Boeing Co.	$ 30,898
367	General Dynamics Corp.	20,328
105	L-3 Communications Holdings, Inc.	7,285
321	Lockheed Martin Corp.	25,889
409	Raytheon Co.	18,172
143	Rockwell Collins, Inc.	5,967
914	United Technologies Corp.	47,491
		156,030
	AUTO MANUFACTURERS - 0.45%
1,590	Ford Motor Co. *	9,651
338	Paccar, Inc.	10,988
		20,639
	BANKS - 3.95%
5,018	Bank of America Corp.	66,238
1,031	Bank of New York Mellon Corp.	30,219
488	BB&T Corp.	10,726
158	Northern Trust Corp.	8,481
273	PNC Financial Services Group, Inc.	10,595
1,603	U.S. Bancorp	28,726
1,000	Wells Fargo & Co.	24,260
		179,245
	BEVERAGES - 1.82%
1,500	Pepsico, Inc.	82,440

	BIOTECHNOLOGY - 3.00%
1,050	Amgen, Inc. *	55,587
289	Biogen Idec, Inc. *	13,048
338	Celgene Corp. *	16,170
221	Genzyme Corp. *	12,303
836	Gilead Sciences, Inc. *	39,158
		136,266
	CHEMICALS - 2.92%
200	Air Products & Chemicals, Inc.	12,918
873	Dow Chemical Co.	14,090
151	Ecolab, Inc.	5,887
831	E.I. Du Pont de Nemours & Co.	21,290
693	Monsanto Co.	51,518
139	PPG Industries, Inc.	6,102
293	Praxair, Inc.	20,824
		132,629
	COAL - 0.15%
224	Peabody Energy Corp.	6,756

	COMMERCIAL SERVICES - 0.79%
505	Automatic Data Processing, Inc.	17,898
287	Paychex, Inc.	7,232
646	Western Union Co.	10,594
		35,724

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	COMPUTERS - 4.85%
630	Apple, Inc. *	$ 89,731
240	Cognizant Technology Solutions Corp. *	6,408
146	Computer Sciences Corp. *	6,468
1,000	International Business Machines Corp.	104,420
313	NetApp, Inc. *	6,172
741	Sun Microsystems, Inc. *	6,832
		220,031
	COSMETICS / PERSONAL CARE - 3.33%
407	Avon Products, Inc.	10,492
470	Colgate-Palmolive Co.	33,248
2,100	Procter & Gamble Co.	107,310
		151,050
	DIVERSIFIED FINANCIAL SERVICES - 4.69%
1,101	American Express Co.	25,587
34	CME Group, Inc.	10,578
151	Franklin Resources, Inc.	10,874
300	Goldman Sachs Group, Inc.	44,232
2,700	JP Morgan Chase & Co.	92,097
700	Morgan Stanley	19,957
222	T. Rowe Price Group, Inc.	9,251
		212,576
	ELECTRIC - 4.30%
363	American Electric Power, Inc.	10,487
209	Consolidated Edison, Inc.	7,821
1,128	Duke Energy Corp.	16,458
301	Edison International	9,469
188	Entergy Corp.	14,574
605	Exelon Corp.	30,982
294	FirstEnergy Corp.	11,393
366	FPL Group, Inc.	20,811
294	PG&E Corp.	11,301
348	PPL Corp.	11,470
215	Progress Energy, Inc.	8,133
456	Public Service Enterprise Group, Inc.	14,879
675	Southern Co.	21,033
343	Xcel Energy, Inc.	6,315
		195,126
	ELECTRONICS - 0.68%
344	Agilent Technologies, Inc. *	6,987
372	Thermo Fisher Scientific, Inc. *	15,166
460	Tyco Electronics Ltd.	8,551
		30,704
	ENGINEERING & CONSTRUCTION - 0.17%
150	Fluor Corp.	7,694

	ENVIRONMENTAL CONTROL - 0.30%
492	Waste Management, Inc.	13,855

	FOOD - 1.24%
429	Conagra Foods, Inc.	8,177

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	FOOD - 1.24% (Continued)
279	HJ Heinz Co.	$ 9,960
211	Kellogg Co.	9,826
654	Kroger Co.	14,421
374	Safeway, Inc.	7,618
637	Sara Lee Corp.	6,217
		56,219
	GAS - 0.24%
221	Sempra Energy	10,968

	HEALTHCARE-PRODUCTS - 3.70%
1,088	Boston Scientific Corp. *	11,032
455	Covidien Ltd.	17,035
87	CR Bard, Inc.	6,477
2,000	Johnson & Johnson	113,600
266	Stryker Corp.	10,571
216	Zimmer Holdings, Inc. *	9,202
		167,917
	HEALTHCARE-SERVICES - 1.89%
488	Aetna, Inc.	12,224
106	Laboratory Corp of America Hld. *	7,186
135	Quest Diagnostics, Inc.	7,618
1,222	UnitedHealth Group, Inc.	30,526
559	WellPoint, Inc. *	28,448
		86,002
	HOUSEHOLD PRODUCTS / WARES - 0.63%
128	Clorox Co.	7,146
412	Kimberly-Clark Corp.	21,601
		28,747
	INSURANCE - 2.39%
295	ACE Ltd.	13,048
449	Aflac, Inc.	13,960
263	AON Corp.	9,960
371	Chubb Corp.	14,795
412	Loews Corp.	11,289
495	Marsh & McLennan Companies, Inc.	9,964
650	Progressive Corp. *	9,822
622	The Travelers Companies, Inc.	25,527
		108,365
	INTERNET - 3.12%
285	Amazon.com, Inc. *	23,843
206	Google, Inc. - Cl A*	86,848
824	Symantec Corp. *	12,821
1,146	Yahoo, Inc. *	17,946
		141,458
	IRON / STEEL - 0.74%
275	Nucor Corp.	12,218
604	United States Steel Corp.	21,587
		33,805
	MACHINERY-CONSTRUCTION & MINING - 0.64%
887	Caterpillar, Inc.	29,307

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	MACHINERY-DIVERSIFIED - 0.37%
417	Deere & Co.	$ 16,659

	MEDIA - 3.15%
321	McGraw-Hill Companies, Inc.	9,665
1,971	News Corp, Inc. - Class A	17,956
686	The DIRECTV Group, Inc. *	16,951
311	Time Warner Cable, Inc.	9,849
1,240	Time Warner, Inc.	31,236
597	Viacom, Inc. - Class B *	13,552
1,871	Walt Disney Co.	43,650
		142,859
	METAL FABRICATE / HARDWARE - 0.19%
117	Precision Castparts Corp.	8,545

	MINING - 0.87%
794	Alcoa, Inc.	8,202
313	Freeport-McMoRan Copper & Gold, Inc.	15,684
381	Newmont Mining Corp.	15,571
		39,457
	MISCELLANEOUS MANUFACTURERS - 3.75%
678	3M Co.	40,748
220	Danaher Corp.	13,583
173	Dover Corp.	5,725
127	Eaton Corp.	5,665
3,000	General Electric Co.	35,160
737	Honeywell International, Inc.	23,142
384	Illinois Tool Works, Inc.	14,339
304	Ingersoll-Rand Co. Ltd. - Cl A *	6,354
156	ITT Corp.	6,942
153	Parker Hannifin Corp.	6,573
455	Tyco International Ltd.	11,821
		170,052
	OFFICE / BUSINESS EQUIPMENT - 0.13%
895	Xerox Corp.	5,800

	OIL & GAS - 15.29%
421	Anadarko Petroleum Corp.	19,109
300	Apache Corp.	21,645
2,077	Chesapeake Energy Corp.	41,187
1,100	Chevron Corp.	72,875
1,524	ConocoPhillips	64,099
405	Devon Energy Corp.	22,073
221	EOG Resources, Inc.	15,010
4,000	Exxon Mobil Corp.	279,640
223	Hess Corp.	11,986
649	Marathon Oil Corp.	19,554
158	Murphy Oil Corp.	8,583
366	Nabors Industries Ltd. *	5,702
780	Occidental Petroleum Corp.	51,332
377	Transocean, Inc. *	28,007

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	OIL & GAS - 15.29% (Continued)
553	Valero Energy Corp.	$ 9,340
620	XTO Energy, Inc.	23,647
		693,789
	OIL & GAS SERVICES - 1.50%
372	Baker Hughes, Inc.	13,556
1,072	Halliburton Co.	22,190
496	National Oilwell, Varco, Inc. *	16,199
816	Weatherford International Ltd. *	15,961
		67,906
	PHARMACEUTICALS - 9.95%
1,392	Abbott Laboratories	65,480
256	Allergan, Inc.	12,180
336	AmerisourceBergen Corp.	5,961
1,786	Bristol-Myers Squibb Co.	36,274
364	Cardinal Health, Inc.	11,120
894	Eli Lilly & Co.	30,968
232	Express Scripts, Inc. *	15,950
269	Forest Laboratories, Inc. *	6,755
271	McKesson Corp.	11,924
522	Medco Health Solutions, Inc. *	23,808
2,030	Merck & Company, Inc.	56,759
5,600	Pfizer, Inc.	84,000
1,357	Schering-Plough Corp.	34,088
1,236	Wyeth	56,102
		451,369
	PIPELINES - 0.20%
527	Spectra Energy Corp.	8,917

	REITS - 0.15%
103	Public Storage, Inc.	6,744

	RETAIL - 8.89%
420	Costco Wholesale Corp.	19,194
1,397	CVS Caremark Corp.	44,522
451	Gap, Inc.	7,396
1,843	Home Depot, Inc.	43,550
296	Kohl's Corp. *	12,654
1,393	Lowe's Companies, Inc.	27,038
1,107	McDonalds Corp.	63,641
614	Staples, Inc.	12,384
780	Target Corp.	30,787
381	TJX Companies, Inc.	11,986
2,129	Wal-Mart Stores, Inc.	103,129
914	Walgreen Co.	26,872
		403,153
	SEMICONDUCTORS - 0.95%
300	Analog Devices, Inc.	7,434
1,266	Applied Materials, Inc.	13,888
398	Broadcom Corp. *	9,866
257	Linear Technology Corp.	6,001

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	SEMICONDUCTORS - 0.95% (Continued)
289	Xilinx, Inc.	$ 5,913
		43,102
	SOFTWARE - 5.37%
522	Adobe Systems, Inc. *	14,773
172	BMC Software, Inc. *	5,812
347	CA, Inc.	6,048
147	Fiserv, Inc. *	6,718
291	Intuit, Inc. *	8,195
5,200	Microsoft Corp.	123,604
3,659	Oracle Corp.	78,376
		243,526
	TELECOMMUNICATIONS - 8.64%
4,000	AT&T, Inc.	99,360
4,300	Cisco Systems, Inc. *	80,152
1,431	Corning, Inc.	22,982
478	Juniper Networks, Inc. *	11,281
2,220	Motorola, Inc.	14,719
1,505	Qualcomm, Inc.	68,026
2,685	Sprint Nextel Corp. *	12,915
2,684	Verizon Communications, Inc.	82,479
		391,914
	TRANSPORTATION - 3.10%
322	Burlington Northern Santa Fe Corp.	23,680
403	CSX Corp.	13,956
281	FedEx Corp.	15,629
345	Norfolk Southern Corp.	12,996
488	Union Pacific Corp.	25,405
978	United Parcel Service, Inc. - Class B	48,890
		140,556

TOTAL COMMON STOCK		5,077,901
( Cost - $6,613,628)

TOTAL INVESTMENTS - 111.93%
( Cost - $6,613,628)		5,077,901
OTHER LIABILITIES LESS ASSETS - (11.93%)		(541,238)
NET ASSETS - 100.00%		$ 4,536,663

* Non-Income producing security. REITS - Real Estate Investment Trust
Unrealized appreciation: 205,914
Unrealized depreciation: (1,741,641)
Net unrealized appreciation/(depreciation): (1,535,727)

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2009

Assets:
Investments in Securities at Market Value (identified cost $6,613,628)	$ 5,077,901
Dividends and Interest Receivable	5,989
Due from Investment Adviser	15,349
Prepaid Expenses and Other Assets	17,289
Total Assets	5,116,528

Liabilities:
Cash Overdraft	556,699
Payable to Affiliates	7,565
Accrued Expenses and Other Liabilities	15,601
Total Liabilities	579,865

Net Assets (Unlimited shares of no par value interest authorized;
595,138 shares outstanding)	$ 4,536,663

Net Asset Value, Offering and Redemption Price Per Share
($4,536,663 / 595,138 shares of beneficial interest outstanding)	$ 7.62

Composition of Net Assets:
At June 30, 2009, Net Assets consisted of:
Paid-in-Capital	$ 7,790,733
Undistributed Net Investment Income	21,646
Accumulated Net Realized Loss From Security Transactions	(1,740,256)
Net Unrealized Depreciation on Investments	(1,535,460)
Net Assets	$ 4,536,663

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Year Ended June 30, 2009

Investment Income:
Dividend Income (net of $5 foreign taxes)	$ 76,842
Total Investment Income	76,842

Expenses:
Investment Advisory Fees	37,625
Fund Accounting Fees	18,447
Registration & Filing Fees	16,860
Administration Fees	15,868
Professional Fees	15,850
Transfer Agent Fees	9,671
Printing Expense	7,439
Chief Compliance Officer Fees	6,695
Custody Fees	2,529
Trustees' Fees	2,480
Miscellaneous Expenses	1,240
Total Expenses	134,704
Less: Expenses Waived/Reimbursed by Adviser	(82,253)
Net Expenses	52,451
Net Investment Income	24,391

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(1,302,029)
Net Change in Unrealized Appreciation on Investments	1,301,415
Net Realized and Unrealized Loss on Investments	(614)

Net Decrease in Net Assets Resulting From Operations	$ 23,777

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	June 30, 2009	December 31, 2008
Operations:	(Unaudited)
Net Investment Income	$ 24,391	$ 53,082
Net Realized Loss on Investments	(1,302,029)	(394,760)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,301,415	(3,969,454)
Net Increase (Decrease) in Net Assets
Resulting From Operations	23,777	(4,311,132)

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.06 per share, respectively)	0	(51,983)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,637 and 33,035 shares, respectively)	19,408	349,788
Distributions Reinvested (0 and 6,819 shares, respectively)	0	51,689
Cost of Shares Redeemed (292,407 and 193,409 shares, respectively)	(2,211,783)	(1,496,204)
Total Beneficial Interest Transactions	(2,192,375)	(1,094,727)

Total Increase (Decrease) in Net Assets	(2,168,598)	(5,457,842)

Net Assets:
Beginning of Period	6,705,261	12,163,103
End of Period (including distributions in excess of net investment
income of $21,646 and $2,745, respectively)	$ 4,536,663	$ 6,705,261

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

								March 1, 2005*
	Six months ended		Year Ended		Year Ended	Year Ended		through
	June 30, 2009		December 31, 2008		December 31, 2007	December 31, 2006		December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.58		$ 11.71		$ 11.29	$ 10.19		$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss)	0.03		0.05	(a)	0.05	0.01		(0.02)
Net gain (loss) from securities
(both realized and unrealized)	0.01		(4.12)		0.41	1.10		0.25
Total from operations	0.04		(4.07)		0.46	1.11		0.23
Distributions to shareholders from
Net investment income	-		(0.06)		(0.04)	(0.01)		-	(d)
Net realized gains	-		-		-	-		(0.04)
Return of capital	-		-		-	-	(d)	-
Total Distributions	-		(0.06)		(0.04)	(0.01)		(0.04)
Net Asset Value, End of Period	$ 7.62		$ 7.58		$ 11.71	$ 11.29		$ 10.19

Total Return (b)	0.53%		(34.76)%		4.05%	10.88%		2.32%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,537		$ 6,705		$ 12,163	$ 8,941		$ 4,795
Ratio of expenses to average net assets,
before reimbursement	4.48%	(c)	3.51%		3.09%	5.79%		8.42%	(c)
net of reimbursement	1.75%	(c)	1.75%		1.75%	1.82%		2.00%	(c)
Ratio of net investment income (loss) to
average net assets	0.81%	(c)	0.51%		0.35%	0.12%		(0.27)%	(c)
Portfolio turnover rate	4%		5%		3%	183%		0%	(e)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Amount is less than $0.005.
(e) Rate is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2009

1.

ORGANIZATION

Free Enterprise Action Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund was organized on March 17, 2008, to acquire all the assets of the Free Enterprise Action Fund, a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”), in a tax-free reorganization, effective, April 18, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,077,901	-	-	5,077,901
Total	5,077,901	-	-	5,077,901

  The Fund did not hold any Level 3 securities during the period.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2006 through 2008 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Action Fund Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund.  For the six months ended June 30, 2009, the Adviser earned advisory fees of $37,625.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2010, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets.  During the six months ended June 30, 2009, the Adviser waived fees of $82,253.

Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.    As of the six months ended June 30, 2009, the reimbursement that may potentially be made by the Fund is $575,926 and will expire on December 31 of the years indicated below:

2009	2010	2011
$239,564	$154,750	$181,612

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2009, the Fund incurred expenses of $6,695 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2009, GemCom received $4,104 for providing such services.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives a per meeting fee of $7,500 to be paid equally by each Fund in the Trust. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2009, amounted to $238,679 and $1,744,669 respectively.  The cost basis of securities for financial reporting purposes was $6,613,628.  Gross unrealized appreciation and depreciation on investments as of June 30, 2009 aggregated $206,181 and $1,741,641 respectively.

5.

TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ -0-
Undistributed long-term capital gain	-0-
Total distributable earnings	$ -0-
Accumulated Capital and Other Losses	$ (41,665)
Unrealized appreciation	1,130,917
Total accumulated earnings	$1,089,252

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

The tax character of distributions paid during the year ended December 31, 2007, was as follows:

Ordinary Income	$ 39,725
Capital Gain	―
Return of Capital	77
Total Distributions Paid	$ 39,802

No distributions were paid during the six months ended June 30, 2008.

The Fund utilized $23,346 of net capital loss carryforward available to offset capital gains realized during the tax year ended December 31, 2007.  As of the latest tax year end of December 31, 2007, the Fund had net capital loss carryforwards in the amount of $41,665, which will expire in 2014.  These capital loss carryforwards can be used to offset net capital gains, if any, to the extent provided by Treasury regulations.

6.

 SUBSEQUENT EVENT NOTE

On Thursday, June 25, 2009, a majority of shareholders of record of the Free Enterprise Action Fund (the “Fund”) approved the following proposal by action of written consent pursuant to Section 4 of Article V of the Trust’s Declaration of Trust:

Proposal 1: Merger of the Fund and the Congressional Effect Fund (the “CE Fund”), a series of the Congressional Effect Family of Funds (the “Congressional Trust”) pursuant to an Agreement and Plan of Reorganization between the Trust and the Congressional Trust.

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

    422,845

            273,196

Free Enterprise Action Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/09)	Ending Account Value (6/30/09)	Expenses Paid During the Period (1/1/08 to 6/30/09)
Actual	$1,000.00	$ 1,005.28	$ 8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$ 8.75

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended June 30, 2009).

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of June 30, 2009

Investment Adviser

Action Fund Management, LLC

12309 Briarbush Lane

Potomac, Maryland 20854

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th  as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-766-3960 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-766-3960.

Investor Information: 1-800-766-3960

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/09